Trade And Other Receivables - Schedule Of Trade And Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables, net of provisions	€ 507	€ 349
Unbilled accrued revenue, net of provisions	243	242
Other receivables	111	165
Total trade and other receivables	861	756
Financial receivables	828	726
Non-financial receivables	33	30
Trade and other receivables	91	107
Current	€ 770	€ 649